UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22367

Salient Private Access Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
William K. Enszer	George J. Zornada
Salient Private Access Institutional Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/20

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Salient Private Access Institutional Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	1
Statement of Operations	2
Statements of Changes in Partners’ Capital	3
Statement of Cash Flows	4
Notes to Financial Statements	5
Supplemental Information	12
Privacy Policy	14

Salient Private Access Master Fund, L.P.
Statement of Assets, Liabilities and Partners’ Capital	16
Schedule of Investments	17
Statement of Operations	27
Statements of Changes in Partners’ Capital	28
Statement of Cash Flows	29
Notes to Financial Statements	30
Supplemental Information	47
Privacy Policy	49

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2020
(Unaudited)

Assets
Investment in the Master Fund, at fair value	$6,204,183
Receivable from the Master Fund	163,900
Total assets	6,368,083
Liabilities and Partners’ Capital
Withdrawals payable	163,900
Servicing Fees payable	5,368
Accounts payable and accrued expenses	78,329
Total liabilities	247,597
Partners’ capital	6,120,486
Total liabilities and partners’ capital	$6,368,083

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2020
(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income (net of foreign tax withholding of $2,067)	$8,783
Interest income	12,915
Expenses	(63,735)
Net investment loss allocated from the Master Fund	(42,037)
Expenses of the Institutional Fund:
Servicing Fees	11,209
Professional fees	29,761
Other expenses	8,369
Total expenses of the Institutional Fund	49,339
Net investment loss of the Institutional Fund	(91,376)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund:
Net realized gain (loss) from investments	59,374
Change in unrealized appreciation/depreciation from investments	(329,311)
Net realized and unrealized gain (loss) from investments allocated from the Master Fund	(269,937)
Net decrease in partners’ capital resulting from operations	$(361,313)

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2019 and
Six Months Ended June 30, 2020 (Unaudited)

Partners’ capital at December 31, 2018	$7,400,013
Withdrawals	(723,450)
Net increase in partners’ capital resulting from operations:
Net investment loss	(156,247)
Net realized gain from investments	553,724
Change in unrealized appreciation/depreciation from investments	(260,341)
Net increase in partners’ capital resulting from operations	137,136
Partners’ capital at December 31, 2019	$6,813,699
Withdrawals	(331,900)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(91,376)
Net realized gain from investments	59,374
Change in unrealized appreciation/depreciation from investments	(329,311)
Net decrease in partners’ capital resulting from operations	(361,313)
Partners’ capital at June 30, 2020	$6,120,486

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2020
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(361,313)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss from investments allocated from the Master Fund	269,937
Net investment loss allocated from the Master Fund	42,037
Withdrawals from the Master Fund	353,988
Change in operating assets and liabilities:
Receivable from the Master Fund	11,900
Servicing Fees payable	(676)
Accounts payable and accrued expenses	27,927
Net cash provided by operating activities	343,800
Cash flows from financing activities:
Withdrawals	(343,800)
Net cash used in financing activities	(343,800)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2020
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access Institutional Fund, L.P. (the “Institutional Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on February 1, 2010, as a non-diversified, closed-end management investment company. The Institutional Fund was created to serve as a feeder fund for the Salient Private Access Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Institutional Fund on June 30, 2020, was 3.11%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Institutional Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Institutional Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Institutional Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Institutional Fund, the Adviser (as hereinafter defined), or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Institutional Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Institutional Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Institutional Fund and the results of its operations. The Institutional Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Institutional Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Institutional Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Institutional Fund records investment transactions on a trade-date basis.

Investments that are held by the Institutional Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the Institutional Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Institutional Fund’s investments is calculated by UMB Fund Services, Inc., the Institutional Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Institutional Fund’s valuation policies, making recommendations to the Board on valuation- related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the Institutional Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The Institutional Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Institutional Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years, and for all major jurisdictions, management of the Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2020, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Institutional Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s limited partnership agreement. The Institutional Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Institutional Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Institutional Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Institutional Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund, generally recommends to the Board that the Institutional Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners.

During the six months ended June 30, 2020, the Institutional Fund completed two quarterly tender offers to repurchase Interests in the Institutional Fund. The Board approved each tender offer to repurchase 2.5% of outstanding Interest in the Institutional Fund as recommended by the Adviser.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. The Master Fund’s repurchase policy is substantially similar to the Institutional Fund’s repurchase policy as any tender offer by the Master Fund is subject to the sole discretion of the Board. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Institutional Fund.

At the February 4th, 2020 Board Meeting, effective for fiscal year 2020, the Board approved the Institutional Fund’s ability to complete a mandatory repurchase of accounts having capital balances below a specified minimum of $10,000 (the “Mandatory Repurchase”). It is anticipated that the Mandatory Repurchase will be completed in 2020.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2020, all of the investments made by the Institutional Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Institutional Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Investment Funds is limited to the Institutional Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the Institutional Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for Institutional Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Institutional Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Investment Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the 1.00% Investment Management Fee directly. The Institutional Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the Institutional Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.35% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2020, $11,209 was incurred for Servicing Fees.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(c)	PLACEMENT AGENTS

The Institutional Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Institutional Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Institutional Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net investment loss to average partners’ capital (1)	(2.90)%	(2.19)%	(1.96)%	(2.62)%	(2.00)%	(1.19)%
Expenses to average partners’ capital (1)	3.59%	3.53%	3.48%	3.50%	3.15%	2.57%
Portfolio turnover (2)	3.96%	9.16%	17.39%	11.07%	16.94%	12.52%
Total return (3)	(5.32)%	1.90%	(0.55)%	4.62%	(2.12)%	2.05%
Partners’ capital, end of period (000s)	$6,120	$6,814	$7,400	$8,237	$8,747	$9,701

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

(2)	The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
(3)	The total return of the Institutional Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods of less than twelve months.

(10)	SUBSEQUENT EVENTS

Based on the partners’ capital of the Institutional Fund, the Adviser recommended to the Board that a tender offer to repurchase Interests in an amount of up to $146,600 be made for the quarter ending September 30, 2020 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Institutional Fund were notified of a tender offer with a September 1, 2020 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $0.6 million in gross redemptions as of August 17, 2020, the

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the Institutional Fund’s repurchase procedures. The final amount that is accepted by the Master Fund, and subsequently the Institutional Fund, will appear in the next report to partners.

Management of the Institutional Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2020.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2020
(Unaudited)

Directors and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000 paid quarterly, an annual Board meeting fee of $3,000 paid quarterly, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, annual fees of $625, $833 and $625 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $3,000, $3,000 and $5,000 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2020.

Asset Class(1)	Fair Value	%
Energy	$19,756,591	9.77
Event-Driven	7,188,267	3.56
Food Technology	508,745	0.25
Global Macro and Trading	4,770,365	2.36
Private Equity	116,222,609	57.49
Professional Services	775,116	0.38
Real Estate	15,104,684	7.47
Relative Value	37,820,315	18.72
Total Investments	$202,146,692	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2020
(Unaudited)

Form N-PORT Filings

The Institutional Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2020, the Institutional Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Institutional Fund’s Form N-PORT’s and Form N-Q’s are available on the SEC’s website at http://www.sec.gov. The Institutional Fund’s Form N-PORT’s and Form N-Q’s may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Institutional Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

SALIENT PRIVATE ACCESS INSTITUTIONAL FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

Salient

Private Access Fund

Salient Private Access Master Fund, L.P.

Semi-Annual Report

June 30, 2020
(Unaudited)

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
June 30, 2020
(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $196,512,776)	$190,553,465
Investments in affiliated investments for which ownership exceeds 5% of the investment’s capital, at fair value (cost $18,892,288)	6,892,913
Investments in affiliated investments for which ownership exceeds 25% of the investment’s capital, at fair value (cost $1,052,606)	1,016,453
Investments in securities and CLO Equity, at fair value (cost $5,021,190)	3,683,861
Total investments (cost $221,478,860)	202,146,692
Cash and cash equivalents	11,736,329
Interest and dividends receivable	16,690
Receivable from investments sold	2,516,358
Prepaids and other assets	9,127
Total assets	216,425,196
Liabilities and Partners’ Capital
Withdrawals payable	5,297,545
Credit facility	10,750,000
Investment Management Fees payable	29,582
Payable to affiliate	76
Administration fees payable	59,143
Payable to Adviser	100,000
Payable to Directors	17,220
Accounts payable and accrued expenses	822,188
Total liabilities	17,075,754
Commitments and contingencies (see Note 3)
Partners’ capital	199,349,442
Total liabilities and partners’ capital	$216,425,196

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Canada
Private Equity (0.55% of Partners’ Capital)
Alloy Merchant Partners, L.P. (1)(2)	August, 2018		$1,494,951	$1,098,550
Total Canada			1,494,951	1,098,550
Cayman Islands
Energy (0.76% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.	July, 2008		2,639,939	830,958
Sentient Global Resources Fund IV, L.P. (1)	June, 2011		2,145,298	684,569
Global Macro and Trading (2.39% of Partners’ Capital)
GAM Systematic Core Macro (Cayman) Fund LP	February, 2015		3,500,000	4,770,365
Private Equity (16.32% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.	August, 2008		12,192	48,407
CX Partners Fund Ltd. (1)	April, 2009		2,880,025	1,178,968
Gavea Investment Fund II A, L.P.	May, 2007		—	5,208
Gavea Investment Fund III A, L.P.	September, 2008		—	44,351
J.C. Flowers III L.P. (1)	October, 2009		1,404,800	620,840
LC Fund IV, L.P. (1)	May, 2008		1,492,768	177,917.00
New Horizon Capital III, L.P. (1)	March, 2009		836,780	981,754
Northstar Equity Partners III (1)	June, 2011		1,279,801	924,824
Orchid Asia IV, L.P. (1)	November, 2007		962,759	6,049,628
Reservoir Capital Partners (Cayman), L.P.	June, 2009		337,483	414,395
Tiger Global Private Investment Partners IV, L.P.	March, 2007		194,568	20,044
Tiger Global Private Investment Partners V, L.P. (1)	January, 2008		1,262,667	855,230
Tiger Global Private Investment Partners VI, L.P.	November, 2010		676,425	965,942
Trustbridge Partners II, L.P. (1)	December, 2007		1,103,927	1,073,975
Trustbridge Partners III, L.P. (1)	April, 2009		3,224,468	2,712,997
Trustbridge Partners IV, L.P. (1)	September, 2011		2,035,533	6,350,230
Trustbridge Partners V, L.P.	November, 2015		4,978,699	10,105,386

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Cayman Islands (continued)
Real Estate (0.38% of Partners’ Capital)
Forum European Realty Income III, L.P.	February, 2008		$841,956	$105,305
Phoenix Asia Real Estate Investments II, L.P.	September, 2007		864,748	644,407
Total Cayman Islands			32,674,836	39,565,700
Guernsey
Private Equity (0.02% of Partners’ Capital)
Mid Europa Fund III LP	November, 2007		296,536	34,883
Total Guernsey			296,536	34,883
Republic of Mauritius
Real Estate (0.33% of Partners’ Capital)
ORBIS Real Estate Fund I (2)	November, 2006		2,017,452	651,565
Total Republic of Mauritius			2,017,452	651,565
United Kingdom
Private Equity (0.30% of Partners’ Capital)
Darwin Private Equity I L.P.	September, 2007		1,289,621	117,109
Sovereign Capital Limited Partnership III (1)	March, 2010		—	478,910
Real Estate (0.09% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.	August, 2006		455,882	100,285
Patron Capital, L.P. II	February, 2005		136,384	15,476
Patron Capital, L.P. III	July, 2007		635,830	60,270
Relative Value (3.65% of Partners’ Capital)
The 1609 Fund Ltd.	January, 2018	10,000	8,001,000	7,277,920
Total United Kingdom			10,518,717	8,049,970
United States
Energy (9.15% of Partners’ Capital)
ArcLight Energy Partners Fund V, L.P. (1)	December, 2011		892,531	600,450
CamCap Resources, L.P.	May, 2008		53,948	19
EIV Capital Fund II, LP	December, 2014		3,157,723	3,085,899

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
EMG AE Permian Co-Investment, LP	July, 2014		$3,148,191	$—
EMG Iron Ore Holdco, LP	April, 2019		476,106	499,097
EnCap Energy Capital Fund VII-B LP (1)	October, 2007		1,523,071	117,175
EnCap Energy Infrastructure TE Feeder, L.P.	October, 2009		1,191,076	258,376
Energy & Minerals Group Fund II, L.P. (1)	November, 2011		2,254,300	2,015,970
Haddington Energy Partners III, L.P.	April, 2017		604,735	808,440
Intervale Capital Fund, L.P. (1)	May, 2008		1,132,843	1,271,474
Merit Energy Partners G, L.P.	September, 2009		3,165,628	2,070,142
Midstream & Resources Follow-On Fund, L.P.	March, 2010		518,415	548,264
NGP Energy Technology Partners II, L.P. (1)	July, 2009		856,373	323,167
NGP IX Offshore Fund, L.P. (1)	March, 2008		702,284	109,010
NGP Midstream & Resources, L.P. (1)	October, 2007		1,008,071	139,909
Quantum Parallel Partners V, LP	October, 2008		5,066,042	3,339,423
TPF II-A, L.P.	October, 2008		1,384,952	158,598
Triangle Peak Partners II Annex Fund, LP (1)	July, 2015		334,514	300,110
Vortus Investments, LP	January, 2016		3,461,874	1,322,428
Vortus Investments II, LP	August, 2017		1,197,961	1,174,856
Vortus NPR Co-investment	December, 2015		461,065	98,257
Event-Driven (3.61% of Partners’ Capital)
BDCM Partners I, L.P.	January, 2011		1,999,931	2,353,213
Credit Distressed Blue Line Fund, L.P. (2)	April, 2010		3,847,700	442,385
Fortelus Special Situations Fund Ltd.	May, 2010		126,676	461,204
Harbinger Capital Partners Fund I, L.P.	November, 2006		7,170,405	231,820
Harbinger Capital Partners Fund II, L.P.	July, 2010		922,338	16,576
Harbinger Capital Partners Special Situations Fund, L.P.	December, 2006		932,188	12,786

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Harbinger Class L Holdings (U.S.), LLC	July, 2010		$6,653	$45,862
Harbinger Class LS Holdings I (U.S.) Trust	May, 2013	592	401,956	—
Harbinger Class PE Holdings (U.S.) Trust	July, 2010	1	242,329	325,143
Muirfield GSE Partners, LP	July, 2019		5,000,000	3,274,049
Prospect Harbor Credit Partners LP	February, 2010		7,577	25,229
Private Equity (40.86% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.	August, 2007		309,190	177,348
Advent Latin American Private Equity Fund V-F L.P. (1)	May, 2010		1,409,392	856,305
Armadillo Litigation Finance II (1)	February, 2016		—	42,076
Artis Ventures II, L.P.	November, 2014		2,248,000	3,149,740
Aviator Capital Mid-Life Us Feeder Fund, LP	December,2016		2,136,711	2,968,493
Aviator Capital Fund IV US Feeder, L.P.	March, 2019		1,878,072	1,910,476
BDCM Opportunity Fund II, L.P. (1)	March, 2006		721,506	1,096,731
BLC Secured Credit Partners II LP	July, 2015		1,509,376	8,025
Catterton Growth Partners, L.P.	March, 2008		1,992,713	492,447
Chicago Pacific Founders Fund II, LP (1)	January, 2020		1,554,084	1,599,030
Chrysalis Ventures III, L.P.	December, 2006		267,567	123,840
Clovis Point II, LP	February, 2020		1,055,150	651,445
Colbeck Strategic Lending Onshore Feeder, LP (1)(2)	March, 2017		3,456,637	3,473,172
Column Group II, LP	October, 2014		5,534,427	10,440,000
Column Group III, LP	May, 2016		2,647,104	4,037,000
Crestline Opportunities Fund III, LLC	August, 2016		4,087,031	4,791,643
Crosslink Crossover Fund V, L.P.	May, 2007		316,468	101,850
Crosslink Crossover Fund VI, L.P.	March, 2007		—	1,738,464

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Dace Ventures I, LP	June, 2007		$355,542	$141,505
Fairhaven Capital Partners, L.P.	March, 2008		1,584,998	848,191
Founders Fund III, LP	May, 2010		955,176	4,282,978
Founders Fund IV, LP	January, 2012		391,839	5,063,166
Freedom Participation Partners I, LLC	July, 2016		1,458,094	239,575
Garrison Opportunity Fund LLC	February, 2010		—	101,571
Garrison Opportunity Fund II A LLC	March, 2011		—	595,665
HealthCor Partners Fund, L.P. (1)	August, 2007		320,278	753,258
ILS Property & Casualty Master Fund Ltd. (1)	November, 2014		2,037,303	1,106,118
Ithan Creek Partners, L.P.	October, 2008		32,856	126,054
Kayne Anderson Real Estate Debt, L.P. (1)	June, 2016		1,135,872	1,051,908
Kayne Anderson Real Estate Debt II, L.P. (1)	July, 2017		1,082,454	1,080,435
KF Partner Investments Fund III LP (2)	June, 2020		625,396	603,436
MatlinPatterson Global Opportunities Partners III, L.P. (1)	July, 2007		1,464,830	296,961
Middle East North Africa Opportunities Fund, L.P. (2)	July, 2008	728	728,344	20,905
Monomoy Capital Partners, L.P.	November, 2006		907,709	2,565
Monomoy Capital Partners II, L.P. (1)	May, 2011		1,309,022	1,137,966
Monomoy Capital Partners III, L.P. (1)	December, 2017		2,985,197	2,612,811
Parabellum Partners I, LP (1)	August, 2017		2,019,541	2,084,130
Parabellum Partners II, LP (1)	August, 2019		1,334,038	1,313,240
Pine Brook Capital Partners, L.P. (1)	January, 2008		1,822,563	159,542
Pinto America Growth Fund, L.P.	July, 2006		—	167,242
Private Equity Investment Fund V, L.P.	April, 2009		5,677,931	3,605,744
Rosebrook 2018 Co-Invest I, L.P. (3)	January, 2018		1,052,606	1,016,453
Saints Capital VI, L.P.	April, 2008		1,718,619	436,006
Sanderling Venture Partners VI Co-Investment Fund, L.P.	June, 2005		224,326	125,685

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Sanderling Venture Partners VI, L.P. (1)	June, 2005		$119,592	$131,467
Sterling Capital Partners II, L.P.	August, 2005		193,229	20,606
Sterling Group Partners III, L.P.	April, 2010		1,422,225	736,359
Strategic Value Global Opportunities Fund I-A, L.P.	December, 2006		28,951	124,374
Strattam Capital Investment Fund, L.P. (1)	December, 2015		4,396,304	4,316,052
Strattam Capital Investment Fund II, L.P. (1)	February, 2018		1,293,711	1,183,261
Strattam Co-Invest Fund V, L.P.	December, 2018		453,214	538,949
Strattam Co-Invest Fund VI, L.P.	December, 2018		453,214	381,617
Strattam Co-Invest Fund VII, L.P.	September, 2019		401,364	400,336
TAEF Fund, LLC	August, 2008		472,639	639,747
Tenaya Capital V, LP	November, 2007		257,860	303,487
Tenaya Capital VI, LP	July, 2012		1,461,362	1,313,992
The Column Group, LP	September, 2007		1,601,216	2,260,700
The Raptor Private Holdings L.P.	January, 2009	188	128,227	33,140
Trivest Fund IV, L.P.	November, 2007		—	59,546
Tuckerbrook SB Global Distressed Fund I, L.P.	July, 2007		142,433	266,903
Valiant Capital Partners LP	July, 2009		401,959	485,400
VCFA Private Equity Partners IV, L.P.	March, 2005		347,826	28,411
VCFA Venture Partners V, L.P.	January, 2007		779,623	526,263
Voyager Capital Fund III, L.P.	May, 2007		314,822	214,175
WestView Capital Partners II, L.P.	August, 2009		1,065,545	867,081
Real Estate (6.78% of Partners’ Capital)
Cypress Realty VI Limited Partnership	June, 2007		516,835	303,968
Florida Real Estate Value Fund, L.P. (1)	October, 2010		—	62,239
GTIS Brazil Real Estate Fund (Brazilian Real) LP (1)	July, 2008		2,418,199	1,748,323
Lone Star Real Estate Fund II (U.S.), L.P.	June, 2011		518	38,760
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)	February, 2008		1,560,996	1,624,470

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Northwood Real Estate Co-Investors LP (1)	April, 2008		$418,834	$466,959
Northwood Real Estate Partners LP (1)	April, 2008		1,058,460	1,145,738
Pennybacker IV, LP (1)	February, 2018		2,106,074	2,200,930
Prescott Strategies Fund I LP (1)	June, 2019		1,967,481	1,720,329
PSF I Jax Metro Holdings, LLC	March, 2019		725,465	616,711
Red Dot Holdings III, LP	February, 2019		3,370,786	2,969,485
SBC US Fund II, LP	June, 2011		1,014,376	600,668
Square Mile Partners III LP	April, 2008		710,002	27,130
Relative Value (14.31% of Partners’ Capital)
CIFC SSC Loan Fund, L.P.	April, 2016		460,767	2,296,716
King Street Capital, L.P.	November, 2009		—	53,533
Magnetar Capital Fund LP	February, 2009		—	51,356
Magnetar SPV LLC	May, 2008		32,888	1,270
Millennium USA, LP	April, 2012		2,714,290	14,631,535
Sculptor Asia Domestic Partners, LP	December, 2007		305,420	937
PIPE Equity Partners, LLC (2) (4)	August, 2008		3,252,147	—
PIPE Select Fund, LLC (2) (4)	September, 2008		2,866,761	—
Prophet Opportunity Partners LP	March, 2017		5,508,789	3,201,204
Stark Select Asset Fund, LLC	July, 2010		—	14,112
STS Partners Fund, LP	November, 2016		5,500,000	8,269,994
Total United States			167,841,822	148,938,759
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies			214,844,314	198,339,427	99.50%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Relative Value (0.06% of Partners’ Capital)
CRC Credit Fund Ltd.	July, 2010	1,302	$127,751	$121,738
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies			127,751	121,738
Total Passive Foreign Investment Companies			127,751	121,738	0.06%
Private Corporations
United States
Real Estate (0.00% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.	August, 2006		1,485,605	1,666
Total Private Corporations			1,485,605	1,666	0.00%
Total Investments in Investment Funds (6)			216,457,670	198,462,831	99.56%
Investments in CLO Equity
United States
Relative Value (0.95% of Partners’ Capital)
Regatta XV Funding Ltd., Subordinated Note, Principal $5,000,000, 3.78%, due 10/1/2031 (1)(5)(7)	October, 2018		3,118,300	1,900,000
Total Investments in CLO Equity			3,118,300	1,900,000	0.95%
Investments in Securities
Limited Liability Companies
United States
Private Equity (0.25% of Partners’ Capital)
Clovis Point II RIVS Investment, LLC (4)(6)	March, 2019		500,000	500,000
Total Limited Liability Companies			500,000	500,000	0.25%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

	Initial Investment Date	Shares	Cost	Fair Value	% of Partners’ Capital
Common Stocks
United States
Professional Services (0.30% of Partners’ Capital)
Milton ZXP LLC - Class A Units (2)(4)(6)	February, 2018	6,029	$602,900	$602,900
Total Common Stocks			602,900	602,900	0.30%
Preferred Stocks
United States
Food Technology (0.21% of Partners’ Capital)
Credible Inc., Series A Preferred Stock (4)	April, 2015	19,842	299,995	408,745
Professional Services (0.09% of Partners’ Capital)
Hired, Inc., Series C Preferred Stock (4)	December, 2015	78,280	399,995	172,216
Total Preferred Stocks (6)			699,990	580,961	0.30%
Convertible Note Purchase Agreements
United States
Food Technology (0.05% of Partners’ Capital)
Credible, Inc.(4)	April, 2016		100,000	100,000
Total Purchase Agreements (6)			100,000	100,000	0.05%
Total Investments in Securities			1,902,890	1,783,861	0.90%
Total Investments			$221,478,860	$202,146,692	101.41%

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
June 30, 2020
(Unaudited)

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2020 were $43,416,957. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All investments are non-income producing unless noted otherwise.

(1)	Income producing investment.
(2)	Affiliated investments for which ownership exceeds 5% of the investment’s capital (see note 5b).
(3)	Affiliated investments for which ownership exceeds 25% of the investment’s capital (see note 5b).
(4)	Valued in good faith pursuant to procedures approved by the Board of Directors as of June 30, 2020. The total of all such investments represents 0.90% of partners’ capital.
(5)

CLO subordinated notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield for the CLO equity position will generally be updated periodically or on transactions such as an add-on purchases, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

(6)	Restricted investments as to resale.
(7)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The Security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Six Months Ended June 30, 2020
(Unaudited)

Investment income:
Dividend income (net of foreign tax withholding of $66,423)	$282,505
Interest income	315,500
Interest income from affiliated investments	99,949
Total investment income	697,954
Expenses:
Investment Management Fees	1,042,551
Administration fees	78,701
Professional fees	371,776
Consulting fees	46,751
Custodian fees	22,262
Directors’ fees	50,754
Interest expense	337,366
Other expenses	100,077
Total expenses	2,050,238
Net investment loss	(1,352,284)
Net realized and unrealized gain (loss):
Net realized gain (loss) from investments and foreign currency translations	1,206,551
Net realized gain (loss) from swap agreements	(318,908)
Net realized gain (loss) from affiliated investments	1,021,910
Net realized gain (loss)	1,909,553
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(8,984,776)
Change in unrealized appreciation/depreciation from affiliated investments	(1,614,275)
Change in unrealized appreciation/depreciation	(10,599,051)
Net realized and unrealized gain (loss)	(8,689,498)
Net decrease in partners’ capital resulting from operations	$(10,041,782)

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Year Ended December 31, 2019 and
Six Months Ended June 30, 2020 (Unaudited)

Partners’ capital at December 31, 2018	$240,264,470
Withdrawals	(26,651,552)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,674,088)
Net realized gain from investments and foreign currency translations	18,346,656
Net realized gain from futures contracts	404,539
Net realized loss from swap agreements	(924,791)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(9,694,750)
Change in unrealized appreciation/depreciation from swap agreements	(979)
Change in unrealized appreciation/depreciation on futures contracts	(62,507)
Change in unrealized appreciation/depreciation from affiliated investments	1,376,176
Net increase in partners’ capital resulting from operations	7,770,256
Partners’ capital at December 31, 2019	$221,383,174
Withdrawals	(11,991,950)
Net increase in partners’ capital resulting from operations:
Net investment loss	(1,352,284)
Net realized gain from investments and foreign currency translations	1,206,551
Net realized loss from swap agreements	(318,908)
Net realized gain from affiliated investments	1,021,910
Change in unrealized appreciation/depreciation from investments and foreign currency translations	(8,984,776)
Change in unrealized appreciation/depreciation from affiliated investments	(1,614,275)
Net decrease in partners’ capital resulting from operations	(10,041,782)
Partners’ capital at June 30, 2020	$199,349,442

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Six Months Ended June 30, 2020
(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(10,041,782)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(8,561,802)
Proceeds from disposition of investments	13,445,844
Proceeds from return of capital of investments	15,884,228
Net realized gain from investments and foreign currency translations	(1,206,551)
Net realized loss from swap agreements	318,908
Net realized gain from affiliated investments	(1,021,910)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	8,984,776
Change in unrealized appreciation/depreciation from affiliated investments	1,614,275
Change in operating assets and liabilities:
Advanced contributions to Investment Funds	957,775
Interest and dividends receivable	(1,994)
Receivable from investments sold	(913,205)
Receivable from broker for swaps sold	526,046
Prepaids and other assets	13,693
Investment Management Fees payable	11,406
Administration fees payable	(11,113)
Payable to Directors	(2,996)
Accounts payable and accrued expenses	233,403
Net cash provided by operating activities	20,229,001
Cash flows from financing activities:
Withdrawals	(12,371,623)
Net cash used in financing activities	(23,371,623)
Effect of exchange rate changes in cash	820
Net change in cash, cash equivalents and restricted cash	(3,141,802)
Cash, cash equivalents and restricted cash at beginning of period	14,878,131
Cash, cash equivalents and restricted cash at end of period	$11,736,329
Supplemental schedule of cash activity:
Cash paid for interest	$337,366

See accompanying notes to financial statements.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
June 30, 2020
(Unaudited)

(1)	ORGANIZATION

The Salient Private Access Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently six feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, hedge funds, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the Directors are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company that follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments of sufficient credit quality with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of June 30, 2020.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee,

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values these securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be valued at the mean between the closing bid and ask prices on the valuation date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded, and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s NAV that would materially affect the value of the security and the NAV of the Master Fund, the value of such security and the NAV of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

●

DERIVATIVES—Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded. If no such sales price is reported by such exchange on the valuation date, the Adviser Valuation Committee will determine the fair value in good faith using information that is available at such time.

Options that are listed on a securities exchange are generally valued on the valuation date at the closing mid of posted market on the exchange on which they are listed. If on the valuation date the primary exchange is closed, the prior day price will be used. If no such price is reported, the fair value of such options will be determined in good faith using industry standard pricing models utilizing publicly available input information on the valuation date.

Options traded on an over-the-counter market are generally valued using the midpoint of the closing bid and ask price provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the option) on the valuation date. If no such price is available on the valuation date, the Adviser Valuation Committee in conjunction with the Administrator will determine the fair value of such options in good faith using information that is available at such time.

Non exchange-traded derivatives, such as swap agreements, are valued based on procedures approved by the Board. Credit default swaps and total return swaps are generally fair valued using evaluated quotes provided by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker (typically the counterparty to the swap agreement) on the valuation date.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

Forward foreign currency exchange contracts are valued at prices supplied by an approved Pricing Vendor. The Pricing Vendor will consider spot and forward market prices and various other relevant factors in determining the fair values. Such valuations are provided by a pricing service approved by the Board.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes. Fixed-income securities maturing within a relatively short time frame may be valued at amortized cost, which approximates market value.

Collateralized loan obligation (“CLO”) equity investments are valued according to prices as supplied by an independent pricing service. If a quotation is not available from the independent pricing service, the price is obtained from a broker that normally deals in such investments on the valuation date.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statements of Changes in Partners’ Capital.

(f)	DERIVATIVE INSTRUMENTS

All open derivative positions at period-end, if any, are presented in the Master Fund’s Schedule of Investments. The Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

●

OPTIONS CONTRACTS—The Master Fund may invest in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

●

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS—The Master Fund may enter into forward foreign currency exchange contracts in connection with its investment objective in order to gain more or less exposure to foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. The Master Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Master Fund remains subject to credit risk with respect to the amount it expects to receive from counterparties. However, the Master Fund has sought to mitigate these risks by generally requiring the posting of collateral at prearranged exposure levels to cover its exposure to the counterparty.

●

FUTURES CONTRACTS—The Master Fund may invest in futures contracts as part of its hedging strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The underlying asset is not physically delivered. Futures contracts are valued at their quoted daily settlement prices. Upon entering into a futures contract, the Master Fund is required to segregate liquid assets in accordance with the initial margin requirements of the clearinghouse to secure the Master Fund’s performance. The clearinghouse also requires daily settlement of variation margin representing changes in the value of each contract. Fluctuations in the value of the contracts are recorded as unrealized appreciation/depreciation until the contracts are closed, when they are recorded as net realized gain (loss) from futures contracts. The primary risks associated with the use of futures contracts are imperfect correlation between changes in fair values of the underlying assets and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty.

●	SWAP AGREEMENTS—The Master Fund may invest in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the obligation to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund is subject to investment exposure on the notional amount of the swap agreement.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk, and will not enter into any swap agreement unless the Adviser believes the counterparty to the transaction is creditworthy. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference assets. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements. There were no derivative instruments held by the Master Fund as of June 30, 2020.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2020:

	Net Realized Loss from Swap Agreements	Change in Unrealized Appreciation/ Depreciation from Swap Agreements
Equity Risk Exposure:
Swap Agreements	$(318,908)	$—
Total	$(318,908)	$—

(g)	COLLATERALIZED LOAN OBLIGATIONS

The Master Fund’s CLO equity investments involves a number of significant risks. CLO equity investments are typically very highly leveraged (nine to thirteen times) and therefore the equity tranches in which the Master Fund is currently invested are subject to a higher degree of risk of total loss. The Master Fund generally has the right to receive payments only from the CLO, and generally does not have the direct rights against the underlying borrowers or the entity that sponsored the CLO. The Master Fund indirectly bears the risks of the underlying loan investments or collateral held by the CLO. If an underlying asset of a CLO declines in price or fails to pay interest or principal when due because the issuer or debtor, as the case may be, experiences a decline in its financial status either or both of the Master Fund’s income and NAV may be adversely impacted.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(h)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RIC’s that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of June 30, 2020, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(i)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(j)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; compliance fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

(k)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund serves as withholding agent for its offshore feeder funds.

For the current open tax years, and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2020, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(l)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed in the fair value hierarchy below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

The following is a summary categorization of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments as of June 30, 2020 and assets valued at NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the financial statements:

	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS VALUED AT NAV AS A PRACTICAL EXPEDIENT	TOTAL
Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Energy	$—	$—	$—	$19,756,591	$19,756,591
Event-Driven	—	—	—	7,188,267	7,188,267
Global Macro and Trading	—	—	—	4,770,365	4,770,365
Private Equity	—	—	—	115,722,609	115,722,609
Real Estate	—	—	—	15,103,018	15,103,018
Relative Value	—	—	—	35,798,577	35,798,577
Passive Foreign Investment Companies
Relative Value	—	—	—	121,738	121,738
Private Corporations
Real Estate	—	—	—	1,666	1,666
Investments in CLO Equity
Relative Value	—	1,900,000	—	—	1,900,000
Investment Securities
Limited Liability Companies
Private Equity	—	—	500,000	—	500,000
Common Stocks
Professional Services	—	—	602,900	—	602,900
Preferred Stocks
Food Technology	—	—	408,745	—	408,745
Professional Services	—	—	172,216	—	172,216
Convertible Note Purchase Agreement
Food Technology	—	—	100,000	—	100,000
Total	$—	$1,900,000	$1,783,861	$198,462,831	$202,146,692

A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for the investment held as of June 30, 2020:

Investments	Fair Value as of June 30, 2020	Valuation Technique	Unobservable Input*	Range	Weighted Average
Common Stock
United States
Professional Services	$602,900	Recent Transactions	Revenue Multiple	6.0-6.9	6.4
Limited Liability Company
United States
Private Equity	500,000	Market Comparable Companies	Revenue Multiple	2.4	2.4
Preferred Stocks
United States
Food Technology	408,745	Market Comparable Companies	Revenue Multiple	4.7	4.7
Professional Services	172,216	Market Comparable Companies	Revenue Multiple	7.1	7.1
Total Investments	$1,683,861

*	The impact on valuation from an increase in input would be an increase.

Certain of the Master Fund’s significant Level 3 investments have been valued using unadjusted third party transactions and quotations or unadjusted historical third party financial information. As a result, fair value assets of $100,000 have been excluded from the preceding table as quantitative unobservable inputs for the valuations of such assets were not developed or adjusted by the Master Fund.

The following is a reconciliation of the Level 3 investments held at June 30, 2020 based on the inputs used to determine fair value:

Investments	Balance as of December 31, 2019	Gross Purchases	Gross Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2020
Limited Liability Companies
Private Equity	$500,000	$—	$—	$—	$—	$500,000
Common Stocks
Professional Services	602,900	—	—	—	—	602,900
Preferred Stocks
Food Technology	408,745	—	—	—	—	408,745
Professional Services	420,364	—	—	—	(248,148)	172,216
Convertible Note Purchase Agreements
Food Technology	100,000	—	—	—	—	100,000
Total Investments	$1,450,340	$—	$—	$—	$(248,148)	$1,783,861

The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2020 is $(248,148).

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2020, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy (a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$19,757	$7,314	Up to 10 years	N/A	N/A	Up to 15 years
Event-Driven (b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	7,188	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital
Global Macro and Trading (c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes commodity trading advisors.	4,770	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity (d)	Investments in nonpublic companies.	115,723	29,824	Up to 10 years	N/A	N/A	Up to 10 years
Real Estate (e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	15,105	6,279	Up to 10 years	N/A	N/A	Up to 10 years
Relative Value (f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	35,920	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$198,463	$43,417

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

The Adviser monitors Investment Fund capital call activity and reviews regularly the Master Fund’s cash positions and anticipated activity, including planning any necessary redemptions of Investment Funds and the possible use of a credit facility, so that the Fund may cover any funding call by Investment Funds.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

The following is a summary of the fair value as percentage of partners’ capital, and liquidity provisions for Investment Funds constituting greater than 5% of the Master Fund’s partners’ capital as of June 30, 2020:

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Does the Underlying Portfolio Fund Employ Debt Financing?	Redemption Frequency	Redemption Restrictions and Terms
Millennium USA, LP	7.34%

Millennium USA, LP invests a substantial portion of its capital in Millennium Partners, L.P. (“MLP”) as a limited partner. The MLP is engaged in the business of trading equities, fixed income products, options, futures and other financial instruments.

			Yes	Quarterly	Subject to a 25% investor level gate; 12 month soft lock with 4% early redemption fee.
Trustbridge Partners V, LP	5.07%	Trustbridge Partners V, L.P. is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A
Column Group II, LP	5.24%	Column Group II, LP is a private equity fund making growth equity and buyout investments in China.	No	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Periodically, the Adviser recommends to the Board that the Master Fund offer to repurchase Interests during the year, pursuant to written tenders by partners.

During the six months ended June 30, 2020, the Master Fund completed two quarterly tender offers to repurchase Interests in the Master Fund. The Board approved each tender offer to repurchase 2.5% of outstanding Interest in the Master Fund as recommended by the Adviser.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of June 30, 2020 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $8,561,802 and $13,765,732 respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost of investments and securities as of June 30, 2020 was $221,478,860 resulting in accumulated net unrealized depreciation of $(19,332,168) consisting of $57,012,855 in gross unrealized appreciation and $(76,345,023) in gross unrealized depreciation.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

(b)	AFFILIATED INVESTMENTS

As of June 30, 2020, certain of the Master Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated investments (including activity during six months ended June 30, 2020) is shown below:

Affiliated Investment	Shares 12/31/2019	Shares 6/30/20	Fair Value 12/31/2019	Cost of Purchases	Proceeds from Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation / Depreciation	Fair Value 6/30/2020	Interest Income
Ownership exceeds 5% of the investment’s capital:
Alloy Merchant Partners, L.P.			$1,438,369	$—	$(176,864)	$—	$(162,955)	$1,098,550	$99,949
Colbeck Strategic Lending Onshore Feeder, LP			2,923,193	334,569	(30,069)	—	245,479	3,473,172	—
Credit Distressed Blue Line Fund, L.P.			534,138	—	—	—	(91,753)	442,385	—
KF Partner Investments Fund III LP			—	625,396	—	—	(21,960)	603,436	—
Middle East North Africa Opportunities Fund, L.P.	728	728	54,499	—	—	—	(33,594)	20,905	—
Milton ZXP LLC - Class A Units	6,029	6,029	602,900	—	—	—	—	602,900	—
ORBIS Real Estate Fund I			740,057	—	(19,100)	—	(69,392)	651,565	—
PIPE Equity Partners, LLC			—	—	—	—	—	—	—
PIPE Select Fund, LLC			—	—	—	—	—	—	—
Total			6,293,156	959,965	(226,033)	—	(134,175)	6,892,913	99,949
Ownership exceeds 25% of the investment’s capital:
Napier Park Municipal Investment Grade Fund I LLC			3,250,000	—	(2,426,269)	1,021,910	(1,845,641)	—	—
Rosebrook 2018 Co-Invest I, L.P.			650,912	—	—	—	365,541	1,016,453	—
Total			3,900,912	—	(2,426,269)	1,021,910	(1,480,100)	1,016,453	—
Total Affiliated Investment			$10,194,068	$959,965	$(2,652,302)	$1,021,910	$(1,614,275)	$7,909,366	$99,949

*	Sales include return of capital

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds. In addition, by investing directly in derivative instruments, the Master Fund is subject to credit risk with respect to the net amount expected to be received from the other party. The Master Fund may be negatively impacted if the other party defaults or fails to perform its obligations under such agreement.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion,

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fee incurred for the six months ended June 30, 2020, was $78,701.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2020, $1,042,551 was incurred for Investment Management Fees.

(b)	PLACEMENT AGENTS

The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2020, the two largest non-affiliated sub-placement agents service approximately 45.37% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(9)	FUND BORROWING

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on August 1, 2018. The terms of the Credit Agreement provide a $25,000,000 secured revolving credit facility. Borrowings under the Credit Agreement are secured by all of the Master Fund’s investments, cash and cash equivalents. The Credit Agreement provides for a commitment fee of 0.85% per annum on unused capacity plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (“LIBOR”) plus 1.85% per annum as defined

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
June 30, 2020
(Unaudited)

in the Credit Agreement. The average principal balance and weighted average interest rate for the six months ended June 30, 2020, was approximately $19,398,352 and 3.32% respectively. At June 30, 2020, the principal balance outstanding was $10,750,000 at an interest rate of 2.20%.

(10)	FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Net investment loss to average partners’ capital (1)	(1.32)%	(0.72)%	(0.96)%	(1.72)%	(0.59)%	(0.30)%
Expenses to average partners’ capital (1),(2)	2.00%	2.06%	2.47%	2.60%	1.73%	1.67%
Portfolio turnover	3.96%	9.16%	17.39%	11.07%	16.94%	12.52%
Total return (3)	(4.55)%	3.38%	0.45%	5.49%	(0.73)%	2.94%
Partners’ capital, end of period (000s)	$199,349	$221,383	$240,264	$268,608	$285,009	$315,003

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

(2)	Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds.
(3)	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(11)	SUBSEQUENT EVENTS

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer to repurchase interests in an amount of up to $4,739,450 be made for the quarter ending September 30, 2020 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with a September 1, 2020 expiration date (“Expiration Date”). In response to the number of partners electing to tender their Interests as of the Expiration Date, which amounted to approximately $36.8 million in gross redemptions as of August 17, 2020, the Adviser, in its discretion, will pro-rate the amount elected to be tendered in accordance with the Master Fund’s repurchase procedures. The final amount that is accepted by the Master Fund will appear in the next report to partners.

Effective July 29, 2020, the Master Fund entered into a Credit Agreement with Credit Suisse AG with the expiration date of July 28, 2021. The terms of the Credit Agreement provide a $12,500,000 secured revolving credit facility.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2020.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
June 30, 2020
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Salient Private Access Master Fund, L.P., the Salient Private Access Registered Fund, L.P., the Salient Private Access Institutional Fund, L.P, and the Salient Private Access TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,000 paid quarterly, an annual Board meeting fee of $3,000 paid quarterly, a fee of $1,000 per informal Board meeting, a fee of $500 per telephonic Board meeting, annual fees of $625, $833 and $625 for membership on the Audit, Compliance and Valuation Committees, respectively paid quarterly, annual fees of $3,000, $3,000 and $5,000 for the Audit, Compliance and Valuation Committee chair positions, respectively paid quarterly, and an annual fee of $5,000 to the lead Independent Director, paid quarterly. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2020.

Asset Class(1)	Fair Value	%
Energy	$19,756,591	9.77
Event-Driven	7,188,267	3.56
Food Technology	508,745	0.25
Global Macro and Trading	4,770,365	2.36
Private Equity	116,222,609	57.49
Professional Services	775,116	0.38
Real Estate	15,104,684	7.47
Relative Value	37,820,315	18.72
Total Investments	$202,146,692	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-PORT Filings

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 31, 2020, the Master Fund filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-PORT’s and Form N-Q’s are available on the SEC’s website at http://www.sec.gov.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
June 30, 2020
(Unaudited)

The Master Fund’s Form N-PORT’s and Form N-Q’s may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

SALIENT PRIVATE ACCESS MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

Privacy Policy of

Salient Private Access Master Fund, L.P., Salient Private Access Registered Fund, L.P., Salient Private Access TEI Fund, L.P., Salient Private Access Institutional Fund, L.P., The Endowment PMF Master Fund, L.P., PMF Fund, L.P. and PMF TEI Fund, L.P. (collectively, the “Funds”)

The Funds recognize how important it is for you to feel confident in the knowledge that your personal financial information is secure. It is our policy to safeguard any personal and financial information that you may entrust to us. The following is a description of the Funds’ policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about you, including, but not limited to, your name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from you, and from personal conversations.

We receive information about your transactions with us, including, but not limited to, your account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Funds’ service providers, including the Funds’ general partner, investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law.

You may contact us at any time to manage the information we have about you.

You may request from us information about the categories of information we have collected about you, the categories of sources from which your information was collected, the business or commercial purpose for collecting your information, the categories of third parties with whom we share your information, and the specific pieces of information we have about you. You may email us at privacy@salientpartners.com with “Request for Information” in the subject line and in the body of your message to request this information.

You may also request that we delete any information about you that we collected from you. You may email us at privacy@salientpartners.com with “Request to Delete Information” in the subject line and in the body of your message. There are circumstances where we may not be able to fulfil your request and we will let you know if one of those situations arises.

We reserve the right to verify your identity before we process any request relating to your information.

We restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

If your investment relationship with the Funds involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by them with nonaffiliated third parties.

Regards,

Paul A. Bachtold
Compliance Officer

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Investment Adviser
Endowment Advisers, L.P.

Administrator and Transfer Agent
UMB Fund Services, Inc.

Custodian
Citibank, N.A.

Independent Registered Public Accounting Firm
KPMG LLP

Legal Counsel
K&L Gates LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Salient Private Access Institutional Fund, L.P.

By (Signature and Title)	/s/ William K. Enszer
William K. Enszer
Principal Executive Officer

Date:	9/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William K. Enszer
William K. Enszer
Principal Executive Officer

Date:	9/8/2020

By (Signature and Title)	/s/ Thomas Dusenberry
Thomas Dusenberry
Principal Financial Officer

Date:	9/8/2020